Segment information	6 Months Ended
Jun. 30, 2011
Segment information
Segment information
Note 5 Segment information
Overview
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of three segments: Private Banking, Investment Banking and Asset Management. The three segments are complemented by Shared Services, which provides support in the areas of finance, operations, including human resources, legal and compliance, risk management and IT. The segment information reflects the Group’s reportable segments as follows:

– Private Banking offers comprehensive advice and a broad range of wealth management solutions, including pension planning, life insurance products, tax planning and wealth and inheritance advice, which are tailored to the needs of high-net-worth and UHNW individuals worldwide. In Switzerland, it supplies banking products and services to individual clients, including affluent, high-net-worth and UHNW clients, and corporates and institutions.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

– Asset Management offers integrated investment solutions and services to institutions, governments and private clients. It provides access to a wide range of investment classes, building on its global strengths in alternative investments and traditional investments.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have SEI in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, our tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, including human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income before taxes
	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net revenues (CHF million)

Private Banking	2,797	2,896	2,991	(3)	(6)	5,693	5,891	(3)

Investment Banking	2,822	4,929	4,099	(43)	(31)	7,751	9,315	(17)

Asset Management	629	591	502	6	25	1,220	1,133	8

Corporate Center	78	(603)	828	–	(91)	(525)	1,042	–

Noncontrolling interests without SEI	566	343	119	65	376	909	171	432

Net revenues	6,892	8,156	8,539	(15)	(19)	15,048	17,552	(14)

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking	843	855	874	(1)	(4)	1,698	1,766	(4)

Investment Banking	231	1,343	784	(83)	(71)	1,574	2,578	(39)

Asset Management	202	172	22	17	–	374	188	99

Corporate Center	(190)	(745)	126	(74)	–	(935)	208	–

Noncontrolling interests without SEI	554	341	103	62	438	895	144	–

Income from continuing operations before taxes	1,640	1,966	1,909	(17)	(14)	3,606	4,884	(26)

Total assets
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Total assets (CHF million)

Private Banking	335,098	341,581	337,496	351,009	(2)	(1)	(5)

Investment Banking	741,067	779,218	803,613	905,208	(5)	(8)	(18)

Asset Management	27,813	28,275	27,986	28,519	(2)	(1)	(2)

Corporate Center [1]	(133,347)	(138,996)	(143,945)	(156,232)	(4)	(7)	(15)

Noncontrolling interests without significant economic interest	6,292	6,390	6,855	9,444	(2)	(8)	(33)

Total assets	976,923	1,016,468	1,032,005	1,137,948	(4)	(5)	(14)

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.